UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C.  20549

                                FORM 13 F

                                FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2002

Check here if Amendment [    ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Peninsula Asset Management, Inc.
Address:1111 Third Avenue West
        Suite 340
        Bradenton, FL 34205

13F File Number:12-3456

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian S. Miller
Title:  Vice President - Compliance
Phone:  941-748-8680
Signature, Place, and Date of Signing:

 /s/  Brian S. Miller        Bradenton, FL   22-Apr-02

Report Type (Check only one.):

[x]     13F HOLDINGS REPORT
[  ]    13F NOTICE
[  ]    13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT
OF 1934.

                                FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Informational Table Entry Total          126

Form 13F Information Table Value Total:      $161,400

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc.                     COM              001055102     3523 119424.192SH      SOLE                 1625.000        117799.192
                                                               114 3880.000 SH       DEFINED 0001091923                     3880.000
AOL Time Warner, Inc.          COM              00184A105       55 2307.000 SH       SOLE                                   2307.000
                                                               497 21000.000SH       DEFINED 0001091923                    21000.000
Abbott Laboratories            COM              002824100      542 10300.000SH       SOLE                                  10300.000
                                                               100 1900.000 SH       DEFINED 0001091923                     1900.000
Adobe Systems Inc.             COM              00724F101     3082 76500.000SH       SOLE                 1865.000         74635.000
                                                                73 1800.000 SH       DEFINED 0001091923                     1800.000
Amerada Hess Corp.             COM              023551104     1913 24105.000SH       SOLE                  640.000         23465.000
                                                                78  980.000 SH       DEFINED 0001091923                      980.000
American Express Co.           COM              025816109     2700 65927.223SH       SOLE                 1080.000         64847.223
                                                                56 1355.000 SH       DEFINED 0001091923                     1355.000
American Intl Grp.             COM              026874107     5059 70127.001SH       SOLE                 1104.000         69023.001
                                                               156 2164.000 SH       DEFINED 0001091923                     2164.000
Amgen                          COM              031162100     5750 96340.000SH       SOLE                 1580.000         94760.000
                                                               159 2665.000 SH       DEFINED 0001091923                     2665.000
Anheuser-Busch Co.             COM              035229103     4099 78526.000SH       SOLE                 1460.000         77066.000
                                                               136 2600.000 SH       DEFINED 0001091923                     2600.000
Auto Data Processing           COM              053015103      953 16350.000SH       SOLE                                  16350.000
                                                                82 1400.000 SH       DEFINED 0001091923                     1400.000
BP Amoco ADR                   COM              055622104      124 2342.000 SH       SOLE                                   2342.000
                                                               141 2646.000 SH       DEFINED 0001091923                     2646.000
Bank New York, Inc.            COM              064057102     3835 91260.698SH       SOLE                 1920.000         89340.698
                                                                78 1850.000 SH       DEFINED 0001091923                     1850.000
Bank of America Corp.          COM              060505104      231 3394.000 SH       SOLE                                   3394.000
                                                              1572 23116.000SH       DEFINED 0001091923                    23116.000
Bellsouth Corp.                COM              079860102      536 14549.710SH       SOLE                                  14549.710
                                                               110 2987.000 SH       DEFINED 0001091923                     2987.000
Biogen Inc.                    COM              090597105     2596 52920.000SH       SOLE                  750.000         52170.000
                                                                65 1325.000 SH       DEFINED 0001091923                     1325.000
Bristol-Myers Squibb Co.       COM              110122108      414 10234.000SH       SOLE                                  10234.000
                                                                32  800.000 SH       DEFINED 0001091923                      800.000
Cintas Corp.                   COM              172908105     1147 23000.000SH       SOLE                                  23000.000
                                                                80 1600.000 SH       DEFINED 0001091923                     1600.000
Citigroup, Inc.                COM              172967101     7014 141633.922SH      SOLE                 2155.999        139477.923
                                                                97 1958.000 SH       DEFINED 0001091923                     1958.000
Coca Cola Company              COM              191216100      359 6862.806 SH       SOLE                                   6862.806
                                                               289 5532.000 SH       DEFINED 0001091923                     5532.000
Colgate Palmolive              COM              194162103     4255 74454.320SH       SOLE                 1250.000         73204.320
                                                                94 1640.000 SH       DEFINED 0001091923                     1640.000
Disney (Walt) Holding Co.      COM              254687106      215 9311.830 SH       SOLE                                   9311.830
                                                                 7  300.000 SH       DEFINED 0001091923                      300.000
El Paso Corp.                  COM                            1652 37523.000SH       SOLE                  831.000         36692.000
                                                                31  702.000 SH       DEFINED 0001091923                      702.000
Electronic Data Systems, Corp. COM              285661104     1324 22825.000SH       SOLE                                  22825.000
                                                                26  440.000 SH       DEFINED 0001091923                      440.000
Emerson Electric Company       COM              291011104      552 9615.000 SH       SOLE                                   9615.000
                                                                34  600.000 SH       DEFINED 0001091923                      600.000
Exxon Mobil Corp.              COM              30231G102      985 22474.000SH       SOLE                                  22474.000
                                                               497 11328.000SH       DEFINED 0001091923                    11328.000
Federal Express Corporation    COM              31428X106      926 15945.000SH       SOLE                  375.000         15570.000
                                                                22  375.000 SH       DEFINED 0001091923                      375.000
First Data                     COM              319963104     1302 14925.000SH       SOLE                                  14925.000
                                                                83  950.000 SH       DEFINED 0001091923                      950.000
Franklin Resources, Inc.       COM              354613101     2719 64862.265SH       SOLE                  915.000         63947.265
                                                                57 1350.000 SH       DEFINED 0001091923                     1350.000
General Electric Co.           COM              369604103     6944 185423.953SH      SOLE                 2300.000        183123.953
                                                               659 17595.000SH       DEFINED 0001091923                    17595.000
GlaxoSmithKline ADR            COM              37733W105     1580 33607.000SH       SOLE                                  33607.000
                                                               155 3303.000 SH       DEFINED 0001091923                     3303.000
Home Depot                     COM              437076102     6823 140367.000SH      SOLE                 2405.000        137962.000
                                                              1103 22698.000SH       DEFINED 0001091923                    22698.000
IBM Corp.                      COM              459200101      679 6533.000 SH       SOLE                                   6533.000
Intel Corp                     COM              458140100     4794 157641.200SH      SOLE                 3445.000        154196.200
                                                               203 6675.000 SH       DEFINED 0001091923                     6675.000
Jefferson Pilot Corp.          COM              475070108     3797 75826.751SH       SOLE                 1660.000         74166.751
                                                                83 1650.000 SH       DEFINED 0001091923                     1650.000
Johnson & Johnson              COM              478160104      318 4900.000 SH       SOLE                                   4900.000
Kraft Foods, Inc.              COM              50075N104     2005 51870.000SH       SOLE                  950.000         50920.000
                                                                92 2375.000 SH       DEFINED 0001091923                     2375.000
Lilly Eli & Co.                COM              532457108     2689 35284.000SH       SOLE                  675.000         34609.000
                                                               171 2250.000 SH       DEFINED 0001091923                     2250.000
MDU Resources                  COM              552690109      592 19095.000SH       SOLE                  900.000         18195.000
                                                                37 1200.000 SH       DEFINED 0001091923                     1200.000
Marriott Intl Inc New CL A     COM              571903202      469 10437.000SH       SOLE                                  10437.000
McGraw-Hill Inc.               COM              580645109     5044 73909.289SH       SOLE                 1375.000         72534.289
                                                               108 1580.000 SH       DEFINED 0001091923                     1580.000
Medtronic Inc.                 COM              585055106      337 7450.000 SH       SOLE                                   7450.000
                                                                55 1217.000 SH       DEFINED 0001091923                     1217.000
Merck & Co.                    COM              589331107     1150 19970.000SH       SOLE                  230.000         19740.000
                                                                13  225.000 SH       DEFINED 0001091923                      225.000
Microsoft Corp.                COM              594918104     3686 61124.000SH       SOLE                 1150.000         59974.000
                                                               100 1650.000 SH       DEFINED 0001091923                     1650.000
Minnesota Mining & Mfg.        COM              604059105      221 1920.930 SH       SOLE                                   1920.930
                                                                12  100.000 SH       DEFINED 0001091923                      100.000
OM Group Inc.                  COM              670872100     1295 17905.000SH       SOLE                   75.000         17830.000
                                                                31  425.000 SH       DEFINED 0001091923                      425.000
Oracle Corporation             COM              68389X105      400 31258.000SH       SOLE                                  31258.000
                                                                11  825.000 SH       DEFINED 0001091923                      825.000
Paychex, Inc.                  COM              704326107     2246 56570.000SH       SOLE                  175.000         56395.000
                                                                90 2275.000 SH       DEFINED 0001091923                     2275.000
PepsiCo Inc.                   COM              713448108     3012 58486.000SH       SOLE                  925.000         57561.000
                                                               555 10775.000SH       DEFINED 0001091923                    10775.000
Pfizer Inc.                    COM              717081103     6276 157928.162SH      SOLE                 3085.000        154843.162
                                                               451 11345.000SH       DEFINED 0001091923                    11345.000
Pitney-Bowes Inc.              COM              724479100      599 14000.000SH       SOLE                                  14000.000
                                                                94 2200.000 SH       DEFINED 0001091923                     2200.000
Procter & Gamble Co.           COM              742718109     1326 14724.000SH       SOLE                                  14724.000
                                                               108 1200.000 SH       DEFINED 0001091923                     1200.000
SBC Communications             COM              78387g103     2569 68604.616SH       SOLE                 1435.000         67169.616
                                                               184 4925.000 SH       DEFINED 0001091923                     4925.000
Safeway, Inc.                  COM              786514208      232 5155.000 SH       SOLE                                   5155.000
Schlumberger Ltd.              COM              806857108     3838 65250.392SH       SOLE                 1255.000         63995.392
                                                                87 1480.000 SH       DEFINED 0001091923                     1480.000
Southern Company               COM              842587107     1062 40080.000SH       SOLE                  400.000         39680.000
                                                                52 1975.000 SH       DEFINED 0001091923                     1975.000
Stryker Corp.                  COM              863667101     6222 103135.000SH      SOLE                 1360.000        101775.000
                                                               186 3075.000 SH       DEFINED 0001091923                     3075.000
Texas Instruments Inc.         COM              882508104      780 23579.009SH       SOLE                  700.000         22879.009
                                                                35 1045.000 SH       DEFINED 0001091923                     1045.000
Tidewater, Inc.                COM              886423102     2753 64995.339SH       SOLE                 1570.000         63425.339
                                                                67 1585.000 SH       DEFINED 0001091923                     1585.000
United Technologies Corp.      COM              913017109     5136 69221.552SH       SOLE                 1245.000         67976.552
                                                               167 2250.000 SH       DEFINED 0001091923                     2250.000
Unizan Financial Corp.         COM                             334 17603.000SH       SOLE                                  17603.000
Verizon Communications         COM              92343V104      783 17146.000SH       SOLE                                  17146.000
                                                               175 3840.000 SH       DEFINED 0001091923                     3840.000
Vishay Intertechnology         COM              928298108     1691 83150.000SH       SOLE                 2275.000         80875.000
                                                                25 1240.000 SH       DEFINED 0001091923                     1240.000
Wachovia Corp New              COM              929903102      119 3196.000 SH       SOLE                                   3196.000
                                                               208 5616.000 SH       DEFINED 0001091923                     5616.000
Wal Mart Stores Inc.           COM              931142103     8511 138842.000SH      SOLE                 2385.000        136457.000
                                                               185 3025.000 SH       DEFINED 0001091923                     3025.000
Walgreen Company               COM              931422109     2445 62395.000SH       SOLE                 1305.000         61090.000
                                                               199 5075.000 SH       DEFINED 0001091923                     5075.000
Wyeth                          COM              983024100      319 4855.000 SH       SOLE                                   4855.000